Key management compensation and related parties - Payables from acquisition of subsidiaries (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Key management compensation and related parties
Accounts payable to selling shareholders		R$ 147,338
Financial expenses	R$ (40,303)	R$ (1,458)